Offerings - Offering: 1	Jun. 11, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Maximum Aggregate Offering Price	$ 4,399,999,908
Fee Rate	0.01531%
Amount of Registration Fee	$ 673,640
Offering Note
(1)
Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) of the Securities Act.

(2)
Includes 3,921,568 shares of common stock, par value $0.10 per share (“common stock”), of the Registrant issuable upon exercise in full of the underwriters’ option to purchase additional shares of common stock.